UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2003
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Avery Advisors LLC
Address: 909 Third Avenue 29th Floor
New York, New York 10022


Form 13F File Number: 28-05447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Barry P. Newburger
Title: Senior Managing Member
Phone: 212-350-5161

Signature, Place, and Date of Signing:

Barry P. Newburger	New York, New York	08/13/03
[Signature] 	[City, State] 	[Date]

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-05445 Avery Capital Management LLC



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F SUMMARY PAGE



        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form13F Information Table Entry Total:

Form13F Information Table Value Total:









UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F INFORMATION TABLE


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